                               VARIABLE ACCOUNT C
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2002

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyowners of Variable Account C of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account C of Monarch Life Insurance Company at December 31, 2002 and 2001, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers
Boston, Massachusetts
February 21, 2003

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

ASSETS                                                                   COST             SHARES              MARKET VALUE
                                                                   ----------------   --------------      ------------------
Investments in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                            $    6,899,597       6,899,597           $    6,899,597
  Investment Grade Bond Portfolio                                        1,330,703         101,588                1,391,752
  Equity-Income Portfolio                                               10,541,970         462,988                8,407,866
  Growth Portfolio                                                      21,109,324         669,029               15,682,037
  Asset Manager Portfolio                                                2,328,081         175,172                2,233,443
  High Income Portfolio                                                  1,184,660         212,047                1,257,436
  Overseas Portfolio                                                     2,930,326         259,437                2,848,622
                                                                    --------------                           --------------
Total Invested Assets                                               $   46,324,661                               38,720,753
                                                                    ==============
Pending Trades                                                                                                        1,056
                                                                                                             --------------
  Total Assets                                                                                                   38,721,809
                                                                                                             --------------

LIABILITIES
  Payable to Monarch Life Insurance Company                                                                          86,214
                                                                                                             --------------
  Total Liabilities                                                                                                  86,214
                                                                                                             --------------
  Net Assets                                                                                                 $   38,635,595
                                                                                                             ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

ASSETS                                                                    COST             SHARES            MARKET VALUE
                                                                    ----------------    -------------      ----------------
Investments in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                            $    5,959,799      5,959,799          $    5,959,799
  Investment Grade Bond Portfolio                                        1,855,396        147,288               1,902,959
  Equity-Income Portfolio                                               11,118,570        463,371              10,541,683
  Growth Portfolio                                                      28,017,653        706,088              23,731,618
  Asset Manager Portfolio                                                2,370,144        167,570               2,431,446
  High Income Portfolio                                                  1,191,411        186,792               1,197,334
  Overseas Portfolio                                                     3,515,272        255,077               3,540,469
                                                                    --------------                         --------------
Total Invested Assets                                               $   54,028,245                             49,305,308
                                                                    ==============
Pending Trades                                                                                                      4,033
                                                                                                           --------------
  Total Assets                                                                                                 49,309,341
                                                                                                           --------------

LIABILITIES
  Payable to Monarch Life Insurance Company                                                                        92,142
                                                                                                           --------------
  Total Liabilities                                                                                                92,142
                                                                                                           --------------
  Net Assets                                                                                               $   49,217,199
                                                                                                           ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                    INVESTMENT
                                                                                     MONEY            GRADE          EQUITY-
                                                                                     MARKET           BOND           INCOME
                                                                      TOTAL         DIVISION         DIVISION       DIVISION
                                                                 -------------    ------------    -------------   ------------
Investment Income:
  Dividends (Note 2)                                             $    667,779     $   105,311     $    70,424     $    164,633
Expenses:
  Risk Charges and Administrative Expenses Note (4)                  (433,556)        (62,891)        (17,372)         (94,753)
                                                                 ------------     -----------     -----------     ------------
    Net Investment Income                                             234,223          42,420          53,052           69,880
                                                                 ------------     -----------     -----------     ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                      (7,301,543)             --          68,253         (655,479)
  Net Unrealized Gains (Losses)                                    (2,880,972)             --          13,485       (1,557,216)
  Capital Gain Distributions                                          224,085              --              --          224,085
                                                                 ------------     -----------     -----------     ------------
    Net Gains and (Losses)                                         (9,958,430)             --          81,738       (1,988,610)
                                                                 ------------     -----------     -----------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                        (9,724,207)         42,420         134,790       (1,918,730)
                                                                 ------------     -----------     -----------     ------------

Transfers of Net Premiums                                                  --              --              --               --
Transfers Due to Deaths                                               (55,756)        (25,264)         (9,466)         (10,282)
Transfers Due to Other Terminations                                (1,029,405)        (47,018)       (345,142)        (124,283)
Transfers Due to Policy Loans                                         533,279         234,753           1,313              197
Transfers of Cost of Insurance                                       (163,192)        (23,767)         (6,809)         (34,936)
Transfers of Net Loan Cost                                           (142,323)        (28,724)         (3,824)         (23,496)
Transfers Among Investment Divisions                                       --         790,348        (301,927)          (8,216)
                                                                 ------------     -----------     -----------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                              (857,397)        900,328        (665,855)        (201,016)
                                                                 ------------     -----------     -----------     ------------

Total Increase (Decrease) in Net Assets                           (10,581,604)        942,748        (531,065)      (2,119,746)
Net Assets - Beginning of Year                                     49,217,199       5,871,690       1,922,816       10,527,612
                                                                 ------------     -----------     -----------     ------------
Net Assets - End of Year                                         $ 38,635,595     $ 6,814,438     $ 1,391,751     $  8,407,866
                                                                 ============     ===========     ===========     ============

                                                                                     ASSET            HIGH
                                                                    GROWTH          MANAGER          INCOME         OVERSEAS
                                                                   DIVISION        DIVISION         DIVISION        DIVISION
                                                                -------------    --------------  --------------   ------------
Investment Income:
   Dividends (Note 2)                                           $     48,654     $    94,459     $   158,996      $     25,302
 Expenses:
   Risk Charges and Administrative Expenses                         (187,623)        (23,664)        (13,476)          (33,777)
                                                                ------------     -----------     -----------      ------------
     Net Investment Income                                          (138,969)         70,795         145,520            (8,475)
                                                                ------------     -----------     -----------      ------------

Gains and (Losses) on Investments:
   Net Realized Gains (Losses)                                    (5,869,982)       (161,218)       (164,230)         (518,887)
   Net Unrealized Gains (Losses)                                  (1,141,252)       (155,941)         66,853          (106,901)
   Capital Gain Distributions                                             --              --              --                --
                                                                ------------     -----------     -----------      ------------
     Net Gains and (Losses)                                       (7,011,234)       (317,159)        (97,377)         (625,788)
                                                                ------------     -----------     -----------      ------------

Net Increase (Decrease) in Net Assets
   Resulting from Operations                                      (7,150,203)       (246,364)         48,143          (634,263)
                                                                ------------     -----------     -----------      ------------

Transfers of Net Premiums                                                 --              --              --                --
Transfers Due to Deaths                                               (6,484)             --              --            (4,260)
Transfers Due to Other Terminations                                 (470,337)        (12,451)         (8,167)          (22,007)
Transfers Due to Policy Loans                                        259,796           6,558          10,508            20,154
Transfers of Cost of Insurance                                       (69,184)        (10,066)         (4,876)          (13,554)
Transfers of Net Loan Cost                                           (57,332)        (14,630)         (4,204)          (10,113)
Transfers Among Investment Divisions                                (533,180)         59,250          21,532           (27,807)
                                                                ------------     -----------     -----------      ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                             (876,721)         28,661          14,793           (57,587)
                                                                ------------     -----------     -----------      ------------

Total Increase (Decrease) in Net Assets                           (8,026,924)       (217,703)         62,936          (691,850)
Net Assets - Beginning of Year                                    23,708,963       2,451,145       1,194,501         3,540,472
                                                                ------------     -----------     -----------      ------------
Net Assets - End of Year                                        $ 15,682,039     $ 2,233,442     $ 1,257,437      $  2,848,622
                                                                ============     ===========     ===========      ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                   INVESTMENT
                                                                                    MONEY            GRADE          EQUITY-
                                                                                    MARKET           BOND           INCOME
                                                                     TOTAL         DIVISION         DIVISION       DIVISION
                                                                 -------------   -------------   --------------  ------------
Investment Income:
  Dividends (Note 2)                                             $  1,082,811    $    253,097    $    68,034     $   188,838
Expenses:
  Risk Charges and Administrative Expenses (Note 4)                  (523,170)        (62,231)       (17,364)       (107,884)
                                                                 ------------    ------------    -----------     -----------
    Net Investment Income                                             559,641         190,866         50,670          80,954
                                                                 ------------    ------------    -----------     -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                     (11,505,408)             --         34,556         (42,526)
  Net Unrealized Gains (Losses)                                       139,624              --         14,171      (1,256,898)
  Capital Gain Distributions                                        3,002,009              --             --         530,543
                                                                 ------------    ------------    -----------     -----------
    Net Gains and (Losses)                                         (8,363,775)             --         48,727        (768,881)
                                                                 ------------    ------------    -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                        (7,804,134)        190,866         99,397        (687,927)
                                                                 ------------    ------------    -----------     -----------

Transfers of Net Premiums                                                  --              --             --              --
Transfers Due to Deaths                                              (221,796)         58,784             --        (115,911)
Transfers Due to Other Terminations                                (1,395,797)       (326,759)       (63,530)       (153,291)
Transfers Due to Policy Loans                                        (207,489)         79,706        (22,600)       (183,504)
Transfers of Cost of Insurance                                       (162,662)        (20,889)        (6,841)        (32,932)
Transfers of Net Loan Cost                                           (143,337)        (25,505)        (2,787)        (28,117)
Transfers Among Investment Divisions                                       --       1,071,823        812,235         155,380
                                                                 ------------    ------------    -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                            (2,131,081)        837,160        716,477        (358,375)
                                                                 ------------    ------------    -----------     -----------

Total Increase (Decrease) in Net Assets                            (9,935,215)      1,028,026        815,874      (1,046,302)
Net Assets - Beginning of Year                                     59,152,414       4,843,664      1,106,942      11,573,914
                                                                 ------------    ------------    -----------     -----------
Net Assets - End of Year                                         $ 49,217,199    $  5,871,690    $ 1,922,816     $10,527,612
                                                                 ============    ============    ===========     ===========

                                                                                     ASSET            HIGH
                                                                    GROWTH          MANAGER          INCOME        OVERSEAS
                                                                   DIVISION        DIVISION         DIVISION       DIVISION
                                                                 -------------   --------------  --------------  ------------
Investment Income:
  Dividends (Note 2)                                             $     21,570    $    132,167    $    169,621    $    249,484
Expenses:
  Risk Charges and Administrative Expenses (Note 4)                  (252,251)        (26,341)        (14,524)        (42,575)
                                                                 ------------    ------------    ------------    ------------
    Net Investment Income                                            (230,681)        105,826         155,097         206,909
                                                                 ------------    ------------    ------------    ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                      (7,897,653)       (477,207)       (856,717)     (2,265,861)
  Net Unrealized Gains (Losses)                                       126,120         167,105         494,273         594,853
  Capital Gain Distributions                                        2,027,558          49,562              --         394,346
                                                                 ------------    ------------    ------------    ------------
    Net Gains and (Losses)                                         (5,743,975)       (260,540)       (362,444)     (1,276,662)
                                                                 ------------    ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                        (5,974,656)       (154,714)       (207,347)     (1,069,753)
                                                                 ------------    ------------    ------------    ------------

Transfers of Net Premiums                                                  --              --              --              --
Transfers Due to Deaths                                              (153,724)        (10,945)             --              --
Transfers Due to Other Terminations                                  (534,454)       (162,191)       (122,717)        (32,855)
Transfers Due to Policy Loans                                          (1,415)       (116,968)          9,071          28,221
Transfers of Cost of Insurance                                        (72,164)        (10,502)         (5,254)        (14,080)
Transfers of Net Loan Cost                                            (61,012)        (13,270)         (3,553)         (9,093)
Transfers Among Investment Divisions                                 (772,936)       (470,989)         71,369        (866,882)
                                                                 ------------    ------------    ------------    ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                            (1,595,705)       (784,865)        (51,084)       (894,689)
                                                                 ------------    ------------    ------------    ------------

Total Increase (Decrease) in Net Assets                            (7,570,361)       (939,579)       (258,431)     (1,964,442)
Net Assets - Beginning of Year                                     31,279,324       3,390,724       1,452,932       5,504,914
                                                                 ------------    ------------    ------------    ------------
Net Assets - End of Year                                         $ 23,708,963    $  2,451,145    $  1,194,501    $  3,540,472
                                                                 ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account C of Monarch Life Insurance Company (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account, a unit investment trust registered under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seven investment divisions. Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund, and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyowners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to amounts in the 2001 Statement of Operations and Changes in Net Assets to conform with current year presentation.

         INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under exisiting federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2002, are shown below:

                                                                    PURCHASES            SALES
                                                                   -----------        -----------
Money Market Portfolio                                             $32,748,396        $31,808,599
Investment Grade Bond Portfolio                                      2,171,902          2,764,848
Equity-Income Portfolio                                              3,016,663          2,937,785
Growth Portfolio                                                    10,565,136         11,603,483
Asset Manager Portfolio                                              3,539,120          3,419,965
High Income Portfolio                                                3,075,515          2,918,036
Overseas Portfolio                                                  21,367,029         21,433,088
                                                                   -----------        -----------
Totals                                                             $76,483,761        $76,885,804
                                                                   ===========        ===========

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks, minimum death benefit guarantee risks and annual administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. The charge is equal to a rate of 1% (on an annual basis) of the policyowners' investment base.

During each of the first ten policy years, Monarch Life deducts a charge for the first year administrative expenses and state premium taxes. It is deducted each quarter and is equal to 0.0815% of the policyowner's investment base as of the previous quarter. This charge is designed to be approximately .35% annually of the policyowner's investment base. These charges are included in transfers of cost of insurance in the Statement of Operations and Changes in Net Assets.

NOTE 5-TRANSFERS DUE TO POLICY LOANS AND NET LOAN COST

Amounts are transferred from the separate account to the general account as collateral for policyowner loans, net of repayments. On each policyowner anniversary, the investment base is reduced by the net loan cost. The net loan cost represents the difference between interest charged and earnings on amounts held as collateral in the general account.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002, are shown below:

                                                                                              NET INCREASE
                                                     ISSUED               REDEEMED             (DECREASE)
                                                    ---------            ----------          -------------
Money Market Division                               1,775,598             1,730,710              44,888
Investment Grade Bond Division                        91,312                118,866             (27,554)
Equity-Income Division                                71,775                 78,841              (7,066)
Growth Division                                      280,381                299,469             (19,088)
Asset Manager Division                               138,005                136,615               1,390
High Income Division                                 148,433                146,923               1,510
Overseas Division                                   1,164,103             1,160,814               3,289

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 7-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2002 and 2001, consists of the following:

                                                     AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31
                                                     ---------------                         ------------------------------
                                                                                                        EXPENSES AS
                                                        SEPARATE        POLICYOWNER       INVESTMENT   % OF AVERAGE
                                                        ACCOUNT         INVESTMENT          INCOME       INVESTMENT       TOTAL
         2002                             UNITS          INDEX            BASE              RATIO*         BASE**        RETURN***
         ----                           ----------   ------------    ----------------    ------------  --------------  -----------
Money Market Division                    345,000        $20.02         $  6,908,260          1.71%          1.00%          0.65%
Investment Grade Bond Division            55,801         24.94            1,391,827          4.07%          1.00%          9.24%
Equity-Income Division                   227,784         36.91            8,408,346          1.73%          1.00%        (17.78%)
Growth Division                          403,857         38.83           15,681,446          0.26%          1.00%        (30.80%)
Asset Manager Division                    85,870         26.01            2,233,413          3.97%          1.00%         (9.63%)
High Income Division                      60,934         20.64            1,257,387         11.69%          1.00%          2.43%
Overseas Division                        172,766         16.49            2,848,711          0.74%          1.00%        (21.06%)

         2001
Money Market Division                    300,112        $19.89         $  5,968,375          4.17%          1.00%          3.16%
Investment Grade Bond Division            83,355         22.83            1,903,046          3.83%          1.00%          7.38%
Equity-Income Division                   234,850         44.89           10,542,575          1.76%          1.00%         (5.90%)
Growth Division                          422,945         56.11           23,731,522          0.09%          1.00%        (18.47%)
Asset Manager Division                    84,480         28.78            2,431,452          5.07%          1.00%         (5.05%)
High Income Division                      59,424         20.15            1,197,258         11.70%          1.00%        (12.61%)
Overseas Division                        169,477         20.89            3,540,456          5.99%          1.00%        (21.95%)

*These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment divisions invest.

**These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner's accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a

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VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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